Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2013
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded AlphaDEX Fund
Central Index Key	dei_EntityCentralIndexKey	0001383496
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 19, 2013
Document Effective Date	dei_DocumentEffectiveDate	Dec. 02, 2013
Prospectus Date	rr_ProspectusDate	Dec. 02, 2013
First Trust Consumer Discretionary AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust Consumer Discretionary AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer Discretionary Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until November 30, 2014. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2014. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year will be terminated following November 30, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "StrataQuant(R) Series," a family of custom enhanced indices developed, maintained and sponsored by NYSE Euronext or its affiliates ("NYSE Euronext" or an "Index Provider"), and licensed to First Trust Portfolios L.P. by NYSE Group, Inc. ("NYSE Group"), an affiliate of NYSE Euronext. Prior to the acquisition of the American Stock Exchange LLC (the "AMEX") by NYSE Euronext, the equity indices in the StrataQuant(R) Series were developed, maintained and sponsored by the AMEX. The Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index in the consumer discretionary sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2013, the Index was comprised of 130 stocks. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the fourth business day of the following month.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CONSUMER DISCRETIONARY COMPANIES RISK. The Fund invests in the securities of consumer discretionary companies, which manufacture products and provide discretionary services directly to the consumer. The success of these companies is tied closely to the performance of the overall domestic and international economies, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

INDEX CORRELATION RISK. You should anticipate that the value of Fund shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in security prices. Overall security values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value for the past five years as well as the average annual Fund and Index returns for the one year, five year and since inception periods ended December 31, 2012. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index, a broad-based market index and two specialized securities market indices. With respect to the Russell 1000(R) Consumer Discretionary Index (formerly the Russell 1000(R) Consumer Discretionary and Services Index), on or about September 18, 2008, Russell Investment Group ("Russell") began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the Russell Global Sectors (the "RGS"). The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for the Russell 1000(R) Consumer Discretionary Index for the entire "5 Years" or "Since Inception" periods set forth in the table because performance data does not exist using solely the U.S. sector scheme or alternatively, using solely the RGS. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND--TOTAL RETURNS(1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	(1) The Fund's year-to-date return based on net asset value for the period 12/31/2012 to 9/30/2013 was 31.40%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the five-year period ended December 31, 2012, the Fund's highest and lowest calendar quarter returns were 27.90% and -28.37%, respectively, for the quarters ended September 30, 2009 and December 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2012
First Trust Consumer Discretionary AlphaDEX Fund | First Trust Consumer Discretionary AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 72
3 Years	rr_ExpenseExampleNoRedemptionYear03	273
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	501
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,156
Annual Return 2008	rr_AnnualReturn2008	(42.87%)
Annual Return 2009	rr_AnnualReturn2009	57.06%
Annual Return 2010	rr_AnnualReturn2010	31.98%
Annual Return 2011	rr_AnnualReturn2011	0.98%
Annual Return 2012	rr_AnnualReturn2012	15.82%
1 Year	rr_AverageAnnualReturnYear01	15.82%
5 Years	rr_AverageAnnualReturnYear05	6.73%
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 08, 2007
First Trust Consumer Discretionary AlphaDEX Fund | After Taxes on Distributions | First Trust Consumer Discretionary AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.22%
5 Years	rr_AverageAnnualReturnYear05	6.44%
Since Inception	rr_AverageAnnualReturnSinceInception	2.71%
First Trust Consumer Discretionary AlphaDEX Fund | After Taxes on Distributions and Sales | First Trust Consumer Discretionary AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.27%
5 Years	rr_AverageAnnualReturnYear05	5.63%
Since Inception	rr_AverageAnnualReturnSinceInception	2.38%
First Trust Consumer Discretionary AlphaDEX Fund | StrataQuant(R) Consumer Discretionary Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.29%
5 Years	rr_AverageAnnualReturnYear05	7.48%
Since Inception	rr_AverageAnnualReturnSinceInception	3.75%
First Trust Consumer Discretionary AlphaDEX Fund | Russell 1000(R) Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	1.92%
Since Inception	rr_AverageAnnualReturnSinceInception	1.42%
First Trust Consumer Discretionary AlphaDEX Fund | Standard and Poor's 500(R) Consumer Discretionary Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.92%
5 Years	rr_AverageAnnualReturnYear05	9.55%
Since Inception	rr_AverageAnnualReturnSinceInception	5.18%
First Trust Consumer Discretionary AlphaDEX Fund | Russell 1000(R) Consumer Discretionary Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.32%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
First Trust Consumer Staples AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust Consumer Staples AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer Staples Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 107% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until November 30, 2014. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2014. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year will be terminated following November 30, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "StrataQuant(R) Series," a family of custom enhanced indices developed, maintained and sponsored by NYSE Euronext or its affiliates ("NYSE Euronext" or an "Index Provider"), and licensed to First Trust Portfolios L.P. by NYSE Group, Inc. ("NYSE Group"), an affiliate of NYSE Euronext. Prior to the acquisition of the American Stock Exchange LLC (the "AMEX") by NYSE Euronext, the equity indices in the StrataQuant(R) Series were developed, maintained and sponsored by the AMEX. The Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index in the consumer staples sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2013, the Index was comprised of 37 stocks. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the fourth business day of the following month.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CONSUMER STAPLES COMPANIES RISK. The Fund invests in the securities of consumer staples companies, which provide products directly to the consumer that are typically considered non-discretionary items based on consumer purchasing habits. The success of these companies is affected by a variety of factors, such as government regulations, which may affect the permissibility of using various food additives and the production methods of companies that manufacture food products.

INDEX CORRELATION RISK. You should anticipate that the value of Fund shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in security prices. Overall security values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value for the past five years as well as the average annual Fund and Index returns for the one year, five year and since inception periods ended December 31, 2012. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index, a broad-based market index and two specialized securities market indices. With respect to the Russell 1000(R) Consumer Staples Index, on or about September 18, 2008, Russell Investment Group ("Russell") began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the Russell Global Sectors (the "RGS"). The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for the Russell 1000(R) Consumer Staples Index for the entire "5 Years" or "Since Inception" periods set forth in the table because performance data does not exist using solely the U.S. sector scheme or alternatively, using solely the RGS. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND--TOTAL RETURNS(1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	(1) The Fund's year-to-date return based on net asset value for the period 12/31/2012 to 9/30/2013 was 30.56%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the five-year period ended December 31, 2012, the Fund's highest and lowest calendar quarter returns were 16.50% and -17.59%, respectively, for the quarters ended June 30, 2009 and December 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2012
First Trust Consumer Staples AlphaDEX Fund | First Trust Consumer Staples AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	271
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	497
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,146
Annual Return 2008	rr_AnnualReturn2008	(24.67%)
Annual Return 2009	rr_AnnualReturn2009	27.13%
Annual Return 2010	rr_AnnualReturn2010	19.81%
Annual Return 2011	rr_AnnualReturn2011	13.15%
Annual Return 2012	rr_AnnualReturn2012	9.39%
1 Year	rr_AverageAnnualReturnYear01	9.39%
5 Years	rr_AverageAnnualReturnYear05	7.27%
Since Inception	rr_AverageAnnualReturnSinceInception	5.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 08, 2007
First Trust Consumer Staples AlphaDEX Fund | After Taxes on Distributions | First Trust Consumer Staples AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.68%
5 Years	rr_AverageAnnualReturnYear05	6.77%
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%
First Trust Consumer Staples AlphaDEX Fund | After Taxes on Distributions and Sales | First Trust Consumer Staples AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.10%
5 Years	rr_AverageAnnualReturnYear05	5.97%
Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
First Trust Consumer Staples AlphaDEX Fund | Russell 1000(R) Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	1.92%
Since Inception	rr_AverageAnnualReturnSinceInception	1.42%
First Trust Consumer Staples AlphaDEX Fund | StrataQuant(R) Consumer Staples Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.56%
5 Years	rr_AverageAnnualReturnYear05	8.13%
Since Inception	rr_AverageAnnualReturnSinceInception	6.47%
First Trust Consumer Staples AlphaDEX Fund | Standard and Poor's 500(R) Consumer Staples Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.76%
5 Years	rr_AverageAnnualReturnYear05	6.96%
Since Inception	rr_AverageAnnualReturnSinceInception	7.68%
First Trust Consumer Staples AlphaDEX Fund | Russell 1000(R) Consumer Staples Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.01%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
First Trust Energy AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust Energy AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Energy Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 93% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until November 30, 2014. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2014. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year will be terminated following November 30, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "StrataQuant(R) Series," a family of custom enhanced indices developed, maintained and sponsored by NYSE Euronext or its affiliates ("NYSE Euronext" or an "Index Provider"), and licensed to First Trust Portfolios L.P. by NYSE Group, Inc. ("NYSE Group"), an affiliate of NYSE Euronext. Prior to the acquisition of the American Stock Exchange LLC (the "AMEX") by NYSE Euronext, the equity indices in the StrataQuant(R) Series were developed, maintained and sponsored by the AMEX. The Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index in the energy sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2013, the Index was comprised of 55 stocks. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the fourth business day of the following month.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

ENERGY COMPANIES RISK. The Fund invests in the securities of energy companies, which include integrated oil companies that are involved in the exploration, production and refining process, gas distributors and pipeline-related companies and other energy companies involved with mining, producing and delivering energy-related services and drilling. General problems of energy companies include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters, such as hurricanes in the Gulf of Mexico, also impact the petroleum industry. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, oil prices are generally subject to extreme volatility.

INDEX CORRELATION RISK. You should anticipate that the value of Fund shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in security prices. Overall security values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

SMALLER COMPANY RISK. The Fund may invest in the securities of small and/or mid capitalization companies, which may be more vulnerable to adverse general market or economic developments. These securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value for the past five years as well as the average annual Fund and Index returns for the one year, five year and since inception periods ended December 31, 2012. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index, a broad-based market index and two specialized securities market indices. With respect to the Russell 1000(R) Energy Index, on or about September 18, 2008, Russell Investment Group ("Russell") began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the Russell Global Sectors (the "RGS"). The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell combined the Russell 1000(R) Integrated Oils Index and the Russell 1000(R) Other Energy Index into one index, the Russell 1000(R) Energy Index. Consequently, performance data is not available for the Russell 1000(R) Energy Index for the entire "5 Years" or "Since Inception" periods set forth in the table because performance data does not exist using solely the U.S. sector scheme or alternatively, using solely the RGS. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST ENERGY ALPHADEX(R) FUND--TOTAL RETURNS(1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	(1) The Fund's year-to-date return based on net asset value for the period 12/31/2012 to 9/30/2013 was 16.43%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the five-year period ended December 31, 2012, the Fund's highest and lowest calendar quarter returns were 29.92% and -38.75%, respectively, for the quarters ended June 30, 2008 and December 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2012
First Trust Energy AlphaDEX Fund | First Trust Energy AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	276
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	509
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,177
Annual Return 2008	rr_AnnualReturn2008	(50.78%)
Annual Return 2009	rr_AnnualReturn2009	47.52%
Annual Return 2010	rr_AnnualReturn2010	27.77%
Annual Return 2011	rr_AnnualReturn2011	(8.16%)
Annual Return 2012	rr_AnnualReturn2012	3.67%
1 Year	rr_AverageAnnualReturnYear01	3.67%
5 Years	rr_AverageAnnualReturnYear05	(2.45%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 08, 2007
First Trust Energy AlphaDEX Fund | After Taxes on Distributions | First Trust Energy AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.27%
5 Years	rr_AverageAnnualReturnYear05	(2.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.19%
First Trust Energy AlphaDEX Fund | After Taxes on Distributions and Sales | First Trust Energy AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Years	rr_AverageAnnualReturnYear05	(2.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.21%
First Trust Energy AlphaDEX Fund | Russell 1000(R) Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	1.92%
Since Inception	rr_AverageAnnualReturnSinceInception	1.42%
First Trust Energy AlphaDEX Fund | StrataQuant(R) Energy Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.52%
5 Years	rr_AverageAnnualReturnYear05	(1.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.10%
First Trust Energy AlphaDEX Fund | Standard and Poor's 500(R) Energy Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.61%
5 Years	rr_AverageAnnualReturnYear05	(0.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.22%
First Trust Energy AlphaDEX Fund | Russell 1000(R) Energy Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.12%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
First Trust Financials AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust Financials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Financials Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until November 30, 2014. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2014. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year will be terminated following November 30, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "StrataQuant(R) Series," a family of custom enhanced indices developed, maintained and sponsored by NYSE Euronext or its affiliates ("NYSE Euronext" or an "Index Provider"), and licensed to First Trust Portfolios L.P. by NYSE Group, Inc. ("NYSE Group"), an affiliate of NYSE Euronext. Prior to the acquisition of the American Stock Exchange LLC (the "AMEX") by NYSE Euronext, the equity indices in the StrataQuant(R) Series were developed, maintained and sponsored by the AMEX. The Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index in the financial services sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2013, the Index was comprised of 168 stocks. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the fourth business day of the following month.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

FINANCIAL SERVICES COMPANIES RISK. The Fund invests in the securities of financial services companies, which may include banks, thrifts, brokerage firms, broker/dealers, investment banks, finance companies and companies involved in the insurance industry. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. In addition, the Fund may invest in companies that may be significantly affected by the downturn in the U.S. and world economies that began with the significant decline in the subprime mortgage lending market in the United States.

INDEX CORRELATION RISK. You should anticipate that the value of Fund shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in security prices. Overall security values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

SMALLER COMPANY RISK. The Fund may invest in the securities of small and/or mid capitalization companies, which may be more vulnerable to adverse general market or economic developments. These securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value for the past five years as well as the average annual Fund and Index returns for the one year, five year and since inception periods ended December 31, 2012. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index, a broad-based market index and two specialized securities market indices. With respect to the Russell 1000(R) Financial Services Index, on or about September 18, 2008, Russell Investment Group ("Russell") began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the Russell Global Sectors (the "RGS"). The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for the Russell 1000(R) Financial Services Index for the entire "5 Years" or "Since Inception" periods set forth in the table because performance data does not exist using solely the U.S. sector scheme or alternatively, using solely the RGS. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST FINANCIALS ALPHADEX(R) FUND--TOTAL RETURNS(1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	(1) The Fund's year-to-date return based on net asset value for the period 12/31/2012 to 9/30/2013 was 26.94%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the five-year period ended December 31, 2012, the Fund's highest and lowest calendar quarter returns were 30.65% and -22.64%, respectively, for the quarters ended June 30, 2009 and March 31, 2009. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2012
First Trust Financials AlphaDEX Fund | First Trust Financials AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	273
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	501
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,156
Annual Return 2008	rr_AnnualReturn2008	(38.24%)
Annual Return 2009	rr_AnnualReturn2009	31.65%
Annual Return 2010	rr_AnnualReturn2010	19.11%
Annual Return 2011	rr_AnnualReturn2011	(7.35%)
Annual Return 2012	rr_AnnualReturn2012	21.24%
1 Year	rr_AverageAnnualReturnYear01	21.24%
5 Years	rr_AverageAnnualReturnYear05	1.70%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.46%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 08, 2007
First Trust Financials AlphaDEX Fund | After Taxes on Distributions | First Trust Financials AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.44%
5 Years	rr_AverageAnnualReturnYear05	1.07%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.07%)
First Trust Financials AlphaDEX Fund | After Taxes on Distributions and Sales | First Trust Financials AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.79%
5 Years	rr_AverageAnnualReturnYear05	1.06%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.45%)
First Trust Financials AlphaDEX Fund | Russell 1000(R) Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	1.92%
Since Inception	rr_AverageAnnualReturnSinceInception	1.42%
First Trust Financials AlphaDEX Fund | StrataQuant(R) Financials Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.27%
5 Years	rr_AverageAnnualReturnYear05	2.60%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.55%)
First Trust Financials AlphaDEX Fund | Standard and Poor's 500(R) Financials Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.21%
5 Years	rr_AverageAnnualReturnYear05	(8.90%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.68%)
First Trust Financials AlphaDEX Fund | Russell 1000(R) Financial Services Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.21%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
First Trust Health Care AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust Health Care AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Health Care Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 96% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until November 30, 2014. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2014. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year will be terminated following November 30, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "StrataQuant(R) Series," a family of custom enhanced indices developed, maintained and sponsored by NYSE Euronext or its affiliates ("NYSE Euronext" or an "Index Provider"), and licensed to First Trust Portfolios L.P. by NYSE Group, Inc. ("NYSE Group"), an affiliate of NYSE Euronext. Prior to the acquisition of the American Stock Exchange LLC (the "AMEX") by NYSE Euronext, the equity indices in the StrataQuant(R) Series were developed, maintained and sponsored by the AMEX. The Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index in the health care sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2013, the Index was comprised of 74 stocks. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the fourth business day of the following month.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

HEALTH CARE COMPANIES RISK. The Fund invests in the securities of health care companies, which are involved in medical services or health care, including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services. These companies are subject to extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

INDEX CORRELATION RISK. You should anticipate that the value of Fund shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in security prices. Overall security values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value for the past five years as well as the average annual Fund and Index returns for the one year, five year and since inception periods ended December 31, 2012. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index, a broad-based market index and two specialized securities market indices. With respect to the Russell 1000(R) Health Care Index, on or about September 18, 2008, Russell Investment Group ("Russell") began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the Russell Global Sectors (the "RGS"). The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for the Russell 1000(R) Health Care Index for the entire "5 Years" or "Since Inception" periods set forth in the table because performance data does not exist using solely the U.S. sector scheme or alternatively, using solely the RGS. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST HEALTH CARE ALPHADEX(R) FUND--TOTAL RETURNS(1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	(1) The Fund's year-to-date return based on net asset value for the period 12/31/2012 to 9/30/2013 was 32.80%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the five-year period ended December 31, 2012, the Fund's highest and lowest calendar quarter returns were 19.11% and -19.65%, respectively, for the quarters ended September 30, 2009 and December 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2012
First Trust Health Care AlphaDEX Fund | First Trust Health Care AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	271
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	497
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,146
Annual Return 2008	rr_AnnualReturn2008	(29.32%)
Annual Return 2009	rr_AnnualReturn2009	51.23%
Annual Return 2010	rr_AnnualReturn2010	19.04%
Annual Return 2011	rr_AnnualReturn2011	5.76%
Annual Return 2012	rr_AnnualReturn2012	20.81%
1 Year	rr_AverageAnnualReturnYear01	20.81%
5 Years	rr_AverageAnnualReturnYear05	10.21%
Since Inception	rr_AverageAnnualReturnSinceInception	9.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 08, 2007
First Trust Health Care AlphaDEX Fund | After Taxes on Distributions | First Trust Health Care AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.63%
5 Years	rr_AverageAnnualReturnYear05	10.16%
Since Inception	rr_AverageAnnualReturnSinceInception	9.12%
First Trust Health Care AlphaDEX Fund | After Taxes on Distributions and Sales | First Trust Health Care AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.53%
5 Years	rr_AverageAnnualReturnYear05	8.87%
Since Inception	rr_AverageAnnualReturnSinceInception	7.98%
First Trust Health Care AlphaDEX Fund | Russell 1000(R) Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	1.92%
Since Inception	rr_AverageAnnualReturnSinceInception	1.42%
First Trust Health Care AlphaDEX Fund | StrataQuant(R) Health Care Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.56%
5 Years	rr_AverageAnnualReturnYear05	11.06%
Since Inception	rr_AverageAnnualReturnSinceInception	10.02%
First Trust Health Care AlphaDEX Fund | Standard and Poor's 500(R) Health Care Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.89%
5 Years	rr_AverageAnnualReturnYear05	4.79%
Since Inception	rr_AverageAnnualReturnSinceInception	3.74%
First Trust Health Care AlphaDEX Fund | Russell 1000(R) Health Care Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.48%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
First Trust Industrials/Producer Durables AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust Industrials/Producer Durables AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Industrials Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 110% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until November 30, 2014. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2014. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year will be terminated following November 30, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "StrataQuant(R) Series," a family of custom enhanced indices developed, maintained and sponsored by NYSE Euronext or its affiliates ("NYSE Euronext" or an "Index Provider"), and licensed to First Trust Portfolios L.P. by NYSE Group, Inc. ("NYSE Group"), an affiliate of NYSE Euronext. Prior to the acquisition of the American Stock Exchange LLC (the "AMEX") by NYSE Euronext, the equity indices in the StrataQuant(R) Series were developed, maintained and sponsored by the AMEX. The Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index in the industrials and producer durables sectors that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2013, the Index was comprised of 102 stocks. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the fourth business day of the following month.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

INDEX CORRELATION RISK. You should anticipate that the value of Fund shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

INDUSTRIALS AND PRODUCER DURABLES COMPANIES RISK. The Fund invests in the securities of industrials and producer durables companies, which convert unfinished goods into finished durables used to manufacture other goods or provide services. These companies produce electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in security prices. Overall security values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value for the past five years as well as the average annual Fund and Index returns for the one year, five year and since inception periods ended December 31, 2012. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index, a broad-based market index and two specialized securities market indices. With respect to the Russell 1000(R) Producer Durables Index, on or about September 18, 2008, Russell Investment Group ("Russell") began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the Russell Global Sectors (the "RGS"). The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for the Russell 1000(R) Producer Durables Index for the entire "5 Years" or "Since Inception" periods set forth in the table because performance data does not exist using solely the U.S. sector scheme or alternatively, using solely the RGS. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND--TOTAL RETURNS(1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	(1) The Fund's year-to-date return based on net asset value for the period 12/31/2012 to 9/30/2013 was 28.78%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the five-year period ended December 31, 2012, the Fund's highest and lowest calendar quarter returns were 24.70% and -28.74%, respectively, for the quarters ended September 30, 2009 and December 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2012
First Trust Industrials/Producer Durables AlphaDEX Fund | First Trust Industrials/Producer Durables AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	276
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	509
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,177
Annual Return 2008	rr_AnnualReturn2008	(45.90%)
Annual Return 2009	rr_AnnualReturn2009	42.14%
Annual Return 2010	rr_AnnualReturn2010	25.62%
Annual Return 2011	rr_AnnualReturn2011	(5.95%)
Annual Return 2012	rr_AnnualReturn2012	15.44%
1 Year	rr_AverageAnnualReturnYear01	15.44%
5 Years	rr_AverageAnnualReturnYear05	0.96%
Since Inception	rr_AverageAnnualReturnSinceInception	0.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 08, 2007
First Trust Industrials/Producer Durables AlphaDEX Fund | After Taxes on Distributions | First Trust Industrials/Producer Durables AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	0.63%
Since Inception	rr_AverageAnnualReturnSinceInception	0.06%
First Trust Industrials/Producer Durables AlphaDEX Fund | After Taxes on Distributions and Sales | First Trust Industrials/Producer Durables AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.02%
5 Years	rr_AverageAnnualReturnYear05	0.61%
Since Inception	rr_AverageAnnualReturnSinceInception	0.12%
First Trust Industrials/Producer Durables AlphaDEX Fund | Russell 1000(R) Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	1.92%
Since Inception	rr_AverageAnnualReturnSinceInception	1.42%
First Trust Industrials/Producer Durables AlphaDEX Fund | StrataQuant(R) Industrials Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.31%
5 Years	rr_AverageAnnualReturnYear05	1.73%
Since Inception	rr_AverageAnnualReturnSinceInception	1.13%
First Trust Industrials/Producer Durables AlphaDEX Fund | Standard and Poor's 500(R) Industrials Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.35%
5 Years	rr_AverageAnnualReturnYear05	1.09%
Since Inception	rr_AverageAnnualReturnSinceInception	1.66%
First Trust Industrials/Producer Durables AlphaDEX Fund | Russell 1000(R) Producer Durables Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.28%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
First Trust Materials AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust Materials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Materials Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 82% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until November 30, 2014. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2014. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year will be terminated following November 30, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "StrataQuant(R) Series," a family of custom enhanced indices developed, maintained and sponsored by NYSE Euronext or its affiliates ("NYSE Euronext" or an "Index Provider"), and licensed to First Trust Portfolios L.P. by NYSE Group, Inc. ("NYSE Group"), an affiliate of NYSE Euronext. Prior to the acquisition of the American Stock Exchange LLC (the "AMEX") by NYSE Euronext, the equity indices in the StrataQuant(R) Series were developed, maintained and sponsored by the AMEX. The Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index in the materials and processing sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2013, the Index was comprised of 53 stocks. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the fourth business day of the following month.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

INDEX CORRELATION RISK. You should anticipate that the value of Fund shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in security prices. Overall security values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

MATERIALS AND PROCESSING COMPANIES RISK. The Fund invests in the securities of materials and processing companies, which are involved in the extracting or processing of raw materials. General risks of these companies include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value for the past five years as well as the average annual Fund and Index returns for the one year, five year and since inception periods ended December 31, 2012. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index, a broad-based market index and two specialized securities market indices. With respect to the Russell 1000(R) Materials and Processing Index, on or about September 18, 2008, Russell Investment Group ("Russell") began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the Russell Global Sectors (the "RGS"). The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for the Russell 1000(R) Materials and Processing Index for the entire "5 Years" or "Since Inception" periods set forth in the table because performance data does not exist using solely the U.S. sector scheme or alternatively, using solely the RGS. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST MATERIALS ALPHADEX(R) FUND--TOTAL RETURNS(1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	(1) The Fund's year-to-date return based on net asset value for the period 12/31/2012 to 9/30/2013 was 13.18%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the five-year period ended December 31, 2012, the Fund's highest and lowest calendar quarter returns were 32.74% and -28.66%, respectively, for the quarters ended June 30, 2009 and December 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2012
First Trust Materials AlphaDEX Fund | First Trust Materials AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	274
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	505
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,167
Annual Return 2008	rr_AnnualReturn2008	(44.61%)
Annual Return 2009	rr_AnnualReturn2009	59.95%
Annual Return 2010	rr_AnnualReturn2010	28.15%
Annual Return 2011	rr_AnnualReturn2011	(10.11%)
Annual Return 2012	rr_AnnualReturn2012	25.11%
1 Year	rr_AverageAnnualReturnYear01	25.11%
5 Years	rr_AverageAnnualReturnYear05	5.01%
Since Inception	rr_AverageAnnualReturnSinceInception	6.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 08, 2007
First Trust Materials AlphaDEX Fund | After Taxes on Distributions | First Trust Materials AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.84%
5 Years	rr_AverageAnnualReturnYear05	4.43%
Since Inception	rr_AverageAnnualReturnSinceInception	5.62%
First Trust Materials AlphaDEX Fund | After Taxes on Distributions and Sales | First Trust Materials AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.28%
5 Years	rr_AverageAnnualReturnYear05	3.94%
Since Inception	rr_AverageAnnualReturnSinceInception	4.98%
First Trust Materials AlphaDEX Fund | Russell 1000(R) Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	1.92%
Since Inception	rr_AverageAnnualReturnSinceInception	1.42%
First Trust Materials AlphaDEX Fund | StrataQuant(R) Materials Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.17%
5 Years	rr_AverageAnnualReturnYear05	5.86%
Since Inception	rr_AverageAnnualReturnSinceInception	7.00%
First Trust Materials AlphaDEX Fund | Standard and Poor's 500(R) Materials Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.97%
5 Years	rr_AverageAnnualReturnYear05	0.47%
Since Inception	rr_AverageAnnualReturnSinceInception	1.61%
First Trust Materials AlphaDEX Fund | Russell 1000(R) Materials and Processing Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.69%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
First Trust Technology AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust Technology AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Technology Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 82% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until November 30, 2014. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2014. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year will be terminated following November 30, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "StrataQuant(R) Series," a family of custom enhanced indices developed, maintained and sponsored by NYSE Euronext or its affiliates ("NYSE Euronext" or an "Index Provider"), and licensed to First Trust Portfolios L.P. by NYSE Group, Inc. ("NYSE Group"), an affiliate of NYSE Euronext. Prior to the acquisition of the American Stock Exchange LLC (the "AMEX") by NYSE Euronext, the equity indices in the StrataQuant(R) Series were developed, maintained and sponsored by the AMEX. The Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index in the technology sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2013, the Index was comprised of 88 stocks. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the fourth business day of the following month.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

INDEX CORRELATION RISK. You should anticipate that the value of Fund shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in security prices. Overall security values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

TECHNOLOGY COMPANIES RISK. The Fund invests in the securities of technology companies General risks of technology companies include the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions. Certain technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value for the past five years as well as the average annual Fund and Index returns for the one year, five year and since inception periods ended December 31, 2012. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index, a broad-based market index and two specialized securities market indices. With respect to the Russell 1000(R) Technology Index, on or about September 18, 2008, Russell Investment Group ("Russell") began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the Russell Global Sectors (the "RGS"). The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for the Russell 1000(R) Technology Index for the entire "5 Years" or "Since Inception" periods set forth in the table because performance data does not exist using solely the U.S. sector scheme or alternatively, using solely the RGS. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND--TOTAL RETURNS(1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	(1) The Fund's year-to-date return based on net asset value for the period 12/31/2012 to 9/30/2013 was 25.40%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the five-year period ended December 31, 2012, the Fund's highest and lowest calendar quarter returns were 22.85% and -28.69%, respectively, for the quarters ended June 30, 2009 and December 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2012
First Trust Technology AlphaDEX Fund | First Trust Technology AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	273
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	501
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,156
Annual Return 2008	rr_AnnualReturn2008	(48.07%)
Annual Return 2009	rr_AnnualReturn2009	66.95%
Annual Return 2010	rr_AnnualReturn2010	26.41%
Annual Return 2011	rr_AnnualReturn2011	(11.65%)
Annual Return 2012	rr_AnnualReturn2012	8.97%
1 Year	rr_AverageAnnualReturnYear01	8.97%
5 Years	rr_AverageAnnualReturnYear05	1.08%
Since Inception	rr_AverageAnnualReturnSinceInception	1.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 08, 2007
First Trust Technology AlphaDEX Fund | After Taxes on Distributions | First Trust Technology AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.84%
5 Years	rr_AverageAnnualReturnYear05	1.05%
Since Inception	rr_AverageAnnualReturnSinceInception	1.53%
First Trust Technology AlphaDEX Fund | After Taxes on Distributions and Sales | First Trust Technology AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.83%
5 Years	rr_AverageAnnualReturnYear05	0.91%
Since Inception	rr_AverageAnnualReturnSinceInception	1.32%
First Trust Technology AlphaDEX Fund | Russell 1000(R) Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	1.92%
Since Inception	rr_AverageAnnualReturnSinceInception	1.42%
First Trust Technology AlphaDEX Fund | StrataQuant(R) Technology Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.83%
5 Years	rr_AverageAnnualReturnYear05	1.99%
Since Inception	rr_AverageAnnualReturnSinceInception	2.44%
First Trust Technology AlphaDEX Fund | Standard and Poor's 500(R) Information Technology Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.82%
5 Years	rr_AverageAnnualReturnYear05	3.57%
Since Inception	rr_AverageAnnualReturnSinceInception	4.66%
First Trust Technology AlphaDEX Fund | Russell 1000(R) Technology Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.51%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
First Trust Utilities AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust Utilities AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Utilities Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 74% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until November 30, 2014. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2014. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year will be terminated following November 30, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "StrataQuant(R) Series," a family of custom enhanced indices developed, maintained and sponsored by NYSE Euronext or its affiliates ("NYSE Euronext" or an "Index Provider"), and licensed to First Trust Portfolios L.P. by NYSE Group, Inc. ("NYSE Group"), an affiliate of NYSE Euronext. Prior to the acquisition of the American Stock Exchange LLC (the "AMEX") by NYSE Euronext, the equity indices in the StrataQuant(R) Series were developed, maintained and sponsored by the AMEX. The Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index in the utilities sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2013, the Index was comprised of 45 stocks. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the fourth business day of the following month.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

INDEX CORRELATION RISK. You should anticipate that the value of Fund shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in security prices. Overall security values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

TELECOMMUNICATIONS COMPANIES RISK. The Fund invests in the securities of telecommunications companies. Telecommunications companies are subject to risks, which include increased competition and regulation by various regulatory authorities, the need to commit substantial capital and technological obsolescence.

UTILITIES COMPANIES RISK. The Fund invests in the securities of utilities companies. Utilities companies are subject to the imposition of rate caps, increased competition, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs attributable to environmental considerations and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value for the past five years as well as the average annual Fund and Index returns for the one year, five year and since inception periods ended December 31, 2012. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index, a broad-based market index and two specialized securities market indices. With respect to the Russell 1000(R) Utilities Index, on or about September 18, 2008, Russell Investment Group ("Russell") began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the Russell Global Sectors (the "RGS"). The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for the Russell 1000(R) Utilities Index for the entire "5 Years" or "Since Inception" periods set forth in the table because performance data does not exist using solely the U.S. sector scheme or alternatively, using solely the RGS. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST UTILITIES ALPHADEX(R) FUND--TOTAL RETURNS(1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	(1) The Fund's year-to-date return based on net asset value for the period 12/31/2012 to 9/30/2013 was 14.34%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the five-year period ended December 31, 2012, the Fund's highest and lowest calendar quarter returns were 15.35% and -14.04%, respectively, for the quarters ended June 30, 2009 and March 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2012
First Trust Utilities AlphaDEX Fund | First Trust Utilities AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	274
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	505
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,167
Annual Return 2008	rr_AnnualReturn2008	(27.43%)
Annual Return 2009	rr_AnnualReturn2009	22.54%
Annual Return 2010	rr_AnnualReturn2010	10.54%
Annual Return 2011	rr_AnnualReturn2011	10.33%
Annual Return 2012	rr_AnnualReturn2012	3.61%
1 Year	rr_AverageAnnualReturnYear01	3.61%
5 Years	rr_AverageAnnualReturnYear05	2.36%
Since Inception	rr_AverageAnnualReturnSinceInception	1.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 08, 2007
First Trust Utilities AlphaDEX Fund | After Taxes on Distributions | First Trust Utilities AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.50%
5 Years	rr_AverageAnnualReturnYear05	1.44%
Since Inception	rr_AverageAnnualReturnSinceInception	0.12%
First Trust Utilities AlphaDEX Fund | After Taxes on Distributions and Sales | First Trust Utilities AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.33%
5 Years	rr_AverageAnnualReturnYear05	1.44%
Since Inception	rr_AverageAnnualReturnSinceInception	0.36%
First Trust Utilities AlphaDEX Fund | Russell 1000(R) Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	1.92%
Since Inception	rr_AverageAnnualReturnSinceInception	1.42%
First Trust Utilities AlphaDEX Fund | StrataQuant(R) Utilities Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.43%
5 Years	rr_AverageAnnualReturnYear05	3.23%
Since Inception	rr_AverageAnnualReturnSinceInception	2.05%
First Trust Utilities AlphaDEX Fund | Standard and Poor's 500(R) Utilities Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.29%
5 Years	rr_AverageAnnualReturnYear05	0.36%
Since Inception	rr_AverageAnnualReturnSinceInception	0.83%
First Trust Utilities AlphaDEX Fund | Russell 1000(R) Utilities Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.78%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
First Trust Large Cap Core AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust Large Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Core Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by S&P Dow Jones Indices LLC ("S&P" or an "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P 500(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2013, the Index was comprised of 375 stocks and the market capitalization range represented in the Index was $2 billion to $416.8 billion. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the sixth business day of the following month.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

INDEX CORRELATION RISK. You should anticipate that the value of Fund shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

MARKET CAPITALIZATION RISK. The Fund normally invests at least 90% of its assets in common stocks that comprise the Index. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. To determine the market capitalization range of such securities, the Fund uses the current range of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in security prices. Overall security values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value for the past five years as well as the average annual Fund and Index returns for the one year, five year and since inception periods ended December 31, 2012. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and a broad-based market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND--TOTAL RETURNS(1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	(1) The Fund's year-to-date return based on net asset value for the period 12/31/2012 to 9/30/2013 was 23.41%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the five-year period ended December 31, 2012, the Fund's highest and lowest calendar quarter returns were 21.20% and -23.68%, respectively, for the quarters ended June 30, 2009 and December 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2012
First Trust Large Cap Core AlphaDEX Fund | First Trust Large Cap Core AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Fees Previously Waived or Expenses Reimbursed by First Trust	rr_Component1OtherExpensesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.66%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	67
3 Years	rr_ExpenseExampleNoRedemptionYear03	256
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	471
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,088
Annual Return 2008	rr_AnnualReturn2008	(38.35%)
Annual Return 2009	rr_AnnualReturn2009	36.11%
Annual Return 2010	rr_AnnualReturn2010	20.66%
Annual Return 2011	rr_AnnualReturn2011	(0.22%)
Annual Return 2012	rr_AnnualReturn2012	14.39%
1 Year	rr_AverageAnnualReturnYear01	14.39%
5 Years	rr_AverageAnnualReturnYear05	2.94%
Since Inception	rr_AverageAnnualReturnSinceInception	1.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 08, 2007
First Trust Large Cap Core AlphaDEX Fund | After Taxes on Distributions | First Trust Large Cap Core AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.81%
5 Years	rr_AverageAnnualReturnYear05	2.51%
Since Inception	rr_AverageAnnualReturnSinceInception	1.14%
First Trust Large Cap Core AlphaDEX Fund | After Taxes on Distributions and Sales | First Trust Large Cap Core AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.34%
5 Years	rr_AverageAnnualReturnYear05	2.24%
Since Inception	rr_AverageAnnualReturnSinceInception	1.06%
First Trust Large Cap Core AlphaDEX Fund | Defined Large Cap Core Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.23%
5 Years	rr_AverageAnnualReturnYear05	3.72%
Since Inception	rr_AverageAnnualReturnSinceInception	2.32%
First Trust Large Cap Core AlphaDEX Fund | Standard and Poor's 500(R) Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	1.22%
First Trust Mid Cap Core AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust Mid Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mid Cap Core Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 81% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by S&P Dow Jones Indices LLC ("S&P" or an "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P MidCap 400(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2013, the Index was comprised of 299 stocks and the market capitalization range represented in the Index was $481 million to $17.7 billion. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the sixth business day of the following month.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CONSUMER DISCRETIONARY COMPANIES RISK. The Fund invests in the securities of consumer discretionary companies, which manufacture products and provide discretionary services directly to the consumer. The success of these companies is tied closely to the performance of the overall domestic and international economies, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

INDEX CORRELATION RISK. You should anticipate that the value of Fund shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

MARKET CAPITALIZATION RISK. The Fund normally invests at least 90% of its assets in common stocks that comprise the Index. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. To determine the market capitalization range of such securities, the Fund uses the current range of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in security prices. Overall security values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

SMALLER COMPANY RISK. The Fund invests in the securities of mid capitalization companies, which may be more vulnerable to adverse general market or economic developments. These securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value for the past five years as well as the average annual Fund and Index returns for the one year, five year and since inception periods ended December 31, 2012. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and a broad-based market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST MID CAP CORE ALPHADEX(R) FUND--TOTAL RETURNS(1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	(1) The Fund's year-to-date return based on net asset value for the period 12/31/2012 to 9/30/2013 was 24.69%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the five-year period ended December 31, 2012, the Fund's highest and lowest calendar quarter returns were 24.50% and -26.89%, respectively, for the quarters ended June 30, 2009 and December 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2012
First Trust Mid Cap Core AlphaDEX Fund | First Trust Mid Cap Core AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Fees Previously Waived or Expenses Reimbursed by First Trust	rr_Component1OtherExpensesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.66%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	67
3 Years	rr_ExpenseExampleNoRedemptionYear03	256
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	471
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,088
Annual Return 2008	rr_AnnualReturn2008	(36.77%)
Annual Return 2009	rr_AnnualReturn2009	47.38%
Annual Return 2010	rr_AnnualReturn2010	27.03%
Annual Return 2011	rr_AnnualReturn2011	0.83%
Annual Return 2012	rr_AnnualReturn2012	14.23%
1 Year	rr_AverageAnnualReturnYear01	14.23%
5 Years	rr_AverageAnnualReturnYear05	6.40%
Since Inception	rr_AverageAnnualReturnSinceInception	4.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 08, 2007
First Trust Mid Cap Core AlphaDEX Fund | After Taxes on Distributions | First Trust Mid Cap Core AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.88%
5 Years	rr_AverageAnnualReturnYear05	6.13%
Since Inception	rr_AverageAnnualReturnSinceInception	4.22%
First Trust Mid Cap Core AlphaDEX Fund | After Taxes on Distributions and Sales | First Trust Mid Cap Core AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.24%
5 Years	rr_AverageAnnualReturnYear05	5.36%
Since Inception	rr_AverageAnnualReturnSinceInception	3.68%
First Trust Mid Cap Core AlphaDEX Fund | Defined Mid Cap Core Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	7.22%
Since Inception	rr_AverageAnnualReturnSinceInception	5.25%
First Trust Mid Cap Core AlphaDEX Fund | Standard and Poor's MidCap 400(R) Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.88%
5 Years	rr_AverageAnnualReturnYear05	5.15%
Since Inception	rr_AverageAnnualReturnSinceInception	3.96%
First Trust Small Cap Core AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust Small Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Small Cap Core Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 85% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by S&P Dow Jones Indices LLC ("S&P" or an "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P SmallCap 600(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2013, the Index was comprised of 449 stocks and the market capitalization range represented in the Index was $174 million to $4.5 billion. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the sixth business day of the following month.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CONSUMER DISCRETIONARY COMPANIES RISK. The Fund invests in the securities of consumer discretionary companies, which manufacture products and provide discretionary services directly to the consumer. The success of these companies is tied closely to the performance of the overall domestic and international economies, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

INDEX CORRELATION RISK. You should anticipate that the value of Fund shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

MARKET CAPITALIZATION RISK. The Fund normally invests at least 90% of its assets in common stocks that comprise the Index. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. To determine the market capitalization range of such securities, the Fund uses the current range of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range. Because the Fund invests in small capitalization companies, the Fund is more vulnerable to adverse general market or economic developments, may be less liquid, and may experience greater price volatility than larger, more established companies.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in security prices. Overall security values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

SMALLER COMPANY RISK. The Fund invests in the securities small capitalization companies, which may be more vulnerable to adverse general market or economic developments. These securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value for the past five years as well as the average annual Fund and Index returns for the one year, five year and since inception periods ended December 31, 2012. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and a broad-based market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND--TOTAL RETURNS(1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	(1) The Fund's year-to-date return based on net asset value for the period 12/31/2012 to 9/30/2013 was 28.84%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the five-year period ended December 31, 2012, the Fund's highest and lowest calendar quarter returns were 29.60% and -27.22%, respectively, for the quarters ended June 30, 2009 and December 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2012
First Trust Small Cap Core AlphaDEX Fund | First Trust Small Cap Core AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Fees Previously Waived or Expenses Reimbursed by First Trust	rr_Component1OtherExpensesOverAssets	0.01%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	269
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	493
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,135
Annual Return 2008	rr_AnnualReturn2008	(34.28%)
Annual Return 2009	rr_AnnualReturn2009	37.12%
Annual Return 2010	rr_AnnualReturn2010	26.92%
Annual Return 2011	rr_AnnualReturn2011	(0.10%)
Annual Return 2012	rr_AnnualReturn2012	15.39%
1 Year	rr_AverageAnnualReturnYear01	15.39%
5 Years	rr_AverageAnnualReturnYear05	5.68%
Since Inception	rr_AverageAnnualReturnSinceInception	2.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 08, 2007
First Trust Small Cap Core AlphaDEX Fund | After Taxes on Distributions | First Trust Small Cap Core AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.92%
5 Years	rr_AverageAnnualReturnYear05	5.49%
Since Inception	rr_AverageAnnualReturnSinceInception	2.62%
First Trust Small Cap Core AlphaDEX Fund | After Taxes on Distributions and Sales | First Trust Small Cap Core AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.99%
5 Years	rr_AverageAnnualReturnYear05	4.78%
Since Inception	rr_AverageAnnualReturnSinceInception	2.29%
First Trust Small Cap Core AlphaDEX Fund | Defined Small Cap Core Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.27%
5 Years	rr_AverageAnnualReturnYear05	6.55%
Since Inception	rr_AverageAnnualReturnSinceInception	3.65%
First Trust Small Cap Core AlphaDEX Fund | Standard and Poor's SmallCap 600(R) Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.33%
5 Years	rr_AverageAnnualReturnYear05	5.14%
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
First Trust Large Cap Value AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust Large Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Value Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by S&P Dow Jones Indices LLC ("S&P" or an "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P 500(R) Value Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2013, the Index was comprised of 204 stocks and the market capitalization range represented in the Index was 2 billion to $416.8 billion. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the sixth business day of the following month.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

INDEX CORRELATION RISK. You should anticipate that the value of Fund shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

MARKET CAPITALIZATION RISK. The Fund normally invests at least 90% of its assets in common stocks that comprise the Index. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. To determine the market capitalization range of such securities, the Fund uses the current range of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in security prices. Overall security values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

VALUE INVESTMENT STYLE RISK. Value companies may experience adverse business developments or may be subject to special risks that cause their securities to be out of favor, may never reach what may be their full value or may go down in price.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value for the past five years as well as the average annual Fund and Index returns for the one year, five year and since inception periods ended December 31, 2012. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index, a broad-based market index and a specialized securities market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND--TOTAL RETURNS(1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	(1) The Fund's year-to-date return based on net asset value for the period 12/31/2012 to 9/30/2013 was 21.95%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the five-year period ended December 31, 2012, the Fund's highest and lowest calendar quarter returns were 31.01% and -24.78%, respectively, for the quarters ended June 30, 2009 and December 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2012
First Trust Large Cap Value AlphaDEX Fund | First Trust Large Cap Value AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Fees Previously Waived or Expenses Reimbursed by First Trust	rr_Component1OtherExpensesOverAssets	0.01%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.67%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	68
3 Years	rr_ExpenseExampleNoRedemptionYear03	259
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	476
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,100
Annual Return 2008	rr_AnnualReturn2008	(36.09%)
Annual Return 2009	rr_AnnualReturn2009	41.18%
Annual Return 2010	rr_AnnualReturn2010	18.55%
Annual Return 2011	rr_AnnualReturn2011	1.32%
Annual Return 2012	rr_AnnualReturn2012	17.25%
1 Year	rr_AverageAnnualReturnYear01	17.25%
5 Years	rr_AverageAnnualReturnYear05	4.91%
Since Inception	rr_AverageAnnualReturnSinceInception	2.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 08, 2007
First Trust Large Cap Value AlphaDEX Fund | After Taxes on Distributions | First Trust Large Cap Value AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.61%
5 Years	rr_AverageAnnualReturnYear05	4.28%
Since Inception	rr_AverageAnnualReturnSinceInception	1.40%
First Trust Large Cap Value AlphaDEX Fund | After Taxes on Distributions and Sales | First Trust Large Cap Value AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.20%
5 Years	rr_AverageAnnualReturnYear05	3.81%
Since Inception	rr_AverageAnnualReturnSinceInception	1.32%
First Trust Large Cap Value AlphaDEX Fund | Standard and Poor's 500(R) Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	1.22%
First Trust Large Cap Value AlphaDEX Fund | Defined Large Cap Value Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.16%
5 Years	rr_AverageAnnualReturnYear05	5.76%
Since Inception	rr_AverageAnnualReturnSinceInception	2.82%
First Trust Large Cap Value AlphaDEX Fund | Standard and Poor's 500(R) Value Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.68%
5 Years	rr_AverageAnnualReturnYear05	(0.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.07%)
First Trust Large Cap Growth AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust Large Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Growth Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 141% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by S&P Dow Jones Indices LLC ("S&P" or an "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P 500(R) Growth Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2013, the Index was comprised of 171 stocks and the market capitalization range represented in the Index was $3.1 billion to $295.7 billion. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the sixth business day of the following month.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CONSUMER DISCRETIONARY COMPANIES RISK. The Fund invests in the securities of consumer discretionary companies, which manufacture products and provide discretionary services directly to the consumer. The success of these companies is tied closely to the performance of the overall domestic and international economies, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

GROWTH INVESTMENT STYLE RISK. Securities of growth companies may experience significant fluctuations in price in response to economic, political, regulatory, company specific, sector or market developments, changes in perceptions or interest rate changes.

INDEX CORRELATION RISK. You should anticipate that the value of Fund shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

MARKET CAPITALIZATION RISK. The Fund normally invests at least 90% of its assets in common stocks that comprise the Index. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. To determine the market capitalization range of such securities, the Fund uses the current range of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in security prices. Overall security values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value for the past five years as well as the average annual Fund and Index returns for the one year, five year and since inception periods ended December 31, 2012. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index, a broad-based market index and a specialized securities market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND--TOTAL RETURNS(1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	(1) The Fund's year-to-date return based on net asset value for the period 12/31/2012 to 9/30/2013 was 25.11%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the five-year period ended December 31, 2012, the Fund's highest and lowest calendar quarter returns were 18.05% and -22.58%, respectively, for the quarters ended September 30, 2009 and December 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2012
First Trust Large Cap Growth AlphaDEX Fund | First Trust Large Cap Growth AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Fees Previously Waived or Expenses Reimbursed by First Trust	rr_Component1OtherExpensesOverAssets	0.01%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	269
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	493
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,135
Annual Return 2008	rr_AnnualReturn2008	(41.12%)
Annual Return 2009	rr_AnnualReturn2009	29.33%
Annual Return 2010	rr_AnnualReturn2010	23.67%
Annual Return 2011	rr_AnnualReturn2011	(2.65%)
Annual Return 2012	rr_AnnualReturn2012	9.92%
1 Year	rr_AverageAnnualReturnYear01	9.92%
5 Years	rr_AverageAnnualReturnYear05	0.15%
Since Inception	rr_AverageAnnualReturnSinceInception	0.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 08, 2007
First Trust Large Cap Growth AlphaDEX Fund | After Taxes on Distributions | First Trust Large Cap Growth AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.47%
5 Years	rr_AverageAnnualReturnYear05	(0.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.36%
First Trust Large Cap Growth AlphaDEX Fund | After Taxes on Distributions and Sales | First Trust Large Cap Growth AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.45%
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.36%
First Trust Large Cap Growth AlphaDEX Fund | Standard and Poor's 500(R) Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	1.22%
First Trust Large Cap Growth AlphaDEX Fund | Defined Large Cap Growth Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.68%
5 Years	rr_AverageAnnualReturnYear05	0.91%
Since Inception	rr_AverageAnnualReturnSinceInception	1.34%
First Trust Large Cap Growth AlphaDEX Fund | Standard and Poor's 500(R) Growth Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.61%
5 Years	rr_AverageAnnualReturnYear05	3.39%
Since Inception	rr_AverageAnnualReturnSinceInception	3.48%
First Trust Multi Cap Value AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust Multi Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Multi Cap Value Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until November 30, 2014. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2014. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year will be terminated following November 30, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by S&P Dow Jones Indices LLC ("S&P" or an "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Composite 1500(R) Value Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2013, the Index was comprised of 627 stocks and the market capitalization range represented in the Index was $174 million to $416.8 billion. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the sixth business day of the following month.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

INDEX CORRELATION RISK. You should anticipate that the value of Fund shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

MARKET CAPITALIZATION RISK. The Fund normally invests at least 90% of its assets in common stocks that comprise the Index. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. To determine the market capitalization range of such securities, the Fund uses the current range of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in security prices. Overall security values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

SMALLER COMPANY RISK. The Fund may invest in the securities of small and/or mid capitalization companies, which may be more vulnerable to adverse general market or economic developments. These securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

VALUE INVESTMENT STYLE RISK. Value companies may experience adverse business developments or may be subject to special risks that cause their securities to be out of favor, may never reach what may be their full value or may go down in price.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value for the past five years as well as the average annual Fund and Index returns for the one year, five year and since inception periods ended December 31, 2012. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index, a broad-based market index and a specialized securities market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND--TOTAL RETURNS(1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	(1) The Fund's year-to-date return based on net asset value for the period 12/31/2012 to 9/30/2013 was 24.25%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the five-year period ended December 31, 2012, the Fund's highest and lowest calendar quarter returns were 33.70% and -26.85%, respectively, for the quarters ended June 30, 2009 and December 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2012
First Trust Multi Cap Value AlphaDEX Fund | First Trust Multi Cap Value AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	280
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	517
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,198
Annual Return 2008	rr_AnnualReturn2008	(35.41%)
Annual Return 2009	rr_AnnualReturn2009	47.57%
Annual Return 2010	rr_AnnualReturn2010	22.13%
Annual Return 2011	rr_AnnualReturn2011	0.57%
Annual Return 2012	rr_AnnualReturn2012	17.17%
1 Year	rr_AverageAnnualReturnYear01	17.17%
5 Years	rr_AverageAnnualReturnYear05	6.52%
Since Inception	rr_AverageAnnualReturnSinceInception	3.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 08, 2007
First Trust Multi Cap Value AlphaDEX Fund | After Taxes on Distributions | First Trust Multi Cap Value AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.58%
5 Years	rr_AverageAnnualReturnYear05	5.97%
Since Inception	rr_AverageAnnualReturnSinceInception	2.53%
First Trust Multi Cap Value AlphaDEX Fund | After Taxes on Distributions and Sales | First Trust Multi Cap Value AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.14%
5 Years	rr_AverageAnnualReturnYear05	5.27%
Since Inception	rr_AverageAnnualReturnSinceInception	2.28%
First Trust Multi Cap Value AlphaDEX Fund | Defined Multi Cap Value Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.11%
5 Years	rr_AverageAnnualReturnYear05	7.39%
Since Inception	rr_AverageAnnualReturnSinceInception	3.88%
First Trust Multi Cap Value AlphaDEX Fund | Standard and Poor's Composite 1500(R) Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.17%
5 Years	rr_AverageAnnualReturnYear05	2.07%
Since Inception	rr_AverageAnnualReturnSinceInception	1.51%
First Trust Multi Cap Value AlphaDEX Fund | Standard and Poor's Composite 1500(R) Value Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.78%
5 Years	rr_AverageAnnualReturnYear05	0.40%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.68%)
First Trust Multi Cap Growth AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust Multi Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Multi Cap Growth Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 147% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until November 30, 2014. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2014. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year will be terminated following November 30, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by S&P Dow Jones Indices LLC ("S&P" or an "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Composite 1500(R) Growth Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2013, the Index was comprised of 496 stocks and the market capitalization range represented in the Index was $178 million to $295.7 billion. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the sixth business day of the following month.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CONSUMER DISCRETIONARY COMPANIES RISK. The Fund invests in the securities of consumer discretionary companies, which manufacture products and provide discretionary services directly to the consumer. The success of these companies is tied closely to the performance of the overall domestic and international economies, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

GROWTH INVESTMENT STYLE RISK. Securities of growth companies may experience significant fluctuations in price in response to economic, political, regulatory, company specific, sector or market developments, changes in perceptions or interest rate changes.

INDEX CORRELATION RISK. You should anticipate that the value of Fund shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

MARKET CAPITALIZATION RISK. The Fund normally invests at least 90% of its assets in common stocks that comprise the Index. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. To determine the market capitalization range of such securities, the Fund uses the current range of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in security prices. Overall security values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

SMALLER COMPANY RISK. The Fund may invest in the securities of small and/or mid capitalization companies, which may be more vulnerable to adverse general market or economic developments. These securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value for the past five years as well as the average annual Fund and Index returns for the one year, five year and since inception periods ended December 31, 2012. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index, a broad-based market index and a specialized securities market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND--TOTAL RETURNS(1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	(1) The Fund's year-to-date return based on net asset value for the period 12/31/2012 to 9/30/2013 was 25.55%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the five-year period ended December 31, 2012, the Fund's highest and lowest calendar quarter returns were 19.09% and -23.61%, respectively, for the quarters ended September 30, 2009 and December 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2012
First Trust Multi Cap Growth AlphaDEX Fund | First Trust Multi Cap Growth AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	296
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	554
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,292
Annual Return 2008	rr_AnnualReturn2008	(38.98%)
Annual Return 2009	rr_AnnualReturn2009	29.69%
Annual Return 2010	rr_AnnualReturn2010	26.12%
Annual Return 2011	rr_AnnualReturn2011	(0.59%)
Annual Return 2012	rr_AnnualReturn2012	10.52%
1 Year	rr_AverageAnnualReturnYear01	10.52%
5 Years	rr_AverageAnnualReturnYear05	1.86%
Since Inception	rr_AverageAnnualReturnSinceInception	1.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 08, 2007
First Trust Multi Cap Growth AlphaDEX Fund | After Taxes on Distributions | First Trust Multi Cap Growth AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.20%
5 Years	rr_AverageAnnualReturnYear05	1.73%
Since Inception	rr_AverageAnnualReturnSinceInception	1.78%
First Trust Multi Cap Growth AlphaDEX Fund | After Taxes on Distributions and Sales | First Trust Multi Cap Growth AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.84%
5 Years	rr_AverageAnnualReturnYear05	1.51%
Since Inception	rr_AverageAnnualReturnSinceInception	1.55%
First Trust Multi Cap Growth AlphaDEX Fund | Standard and Poor's Composite 1500(R) Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.17%
5 Years	rr_AverageAnnualReturnYear05	2.07%
Since Inception	rr_AverageAnnualReturnSinceInception	1.51%
First Trust Multi Cap Growth AlphaDEX Fund | Defined Multi Cap Growth Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.36%
5 Years	rr_AverageAnnualReturnYear05	2.64%
Since Inception	rr_AverageAnnualReturnSinceInception	2.68%
First Trust Multi Cap Growth AlphaDEX Fund | Standard and Poor's Composite 1500(R) Growth Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.81%
5 Years	rr_AverageAnnualReturnYear05	3.69%
Since Inception	rr_AverageAnnualReturnSinceInception	3.69%
First Trust Mid Cap Value AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust Mid Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mid Cap Value Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by S&P Dow Jones Indices LLC ("S&P" or an "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P MidCap 400(R) Value Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2013, the Index was comprised of 165 stocks and the market capitalization range represented in the Index was $481 million to $8.2 billion. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the sixth business day of the following month.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

INDEX CORRELATION RISK. You should anticipate that the value of Fund shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

MARKET CAPITALIZATION RISK. The Fund normally invests at least 90% of its assets in common stocks that comprise the Index. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. To determine the market capitalization range of such securities, the Fund uses the current range of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in security prices. Overall security values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

SMALLER COMPANY RISK. The Fund may invest in the securities of mid capitalization companies, which may be more vulnerable to adverse general market or economic developments. These securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

VALUE INVESTMENT STYLE RISK. Value companies may experience adverse business developments or may be subject to special risks that cause their securities to be out of favor, may never reach what may be their full value or may go down in price.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year return of the Fund based on net asset value for the past year as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2012. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and a broad-based market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND--TOTAL RETURNS(1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	(1) The Fund's year-to-date return based on net asset value for the period 12/31/2012 to 9/30/2013 was 25.05%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the one-year period ended December 31, 2012, the Fund's highest and lowest calendar quarter returns were 13.89% and -5.95%, respectively, for the quarters ended March 31, 2012 and June 30, 2012. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2012
First Trust Mid Cap Value AlphaDEX Fund | First Trust Mid Cap Value AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	269
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	493
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,135
Annual Return 2012	rr_AnnualReturn2012	17.38%
1 Year	rr_AverageAnnualReturnYear01	17.38%
Since Inception	rr_AverageAnnualReturnSinceInception	5.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 19, 2011
First Trust Mid Cap Value AlphaDEX Fund | After Taxes on Distributions | First Trust Mid Cap Value AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.24%
First Trust Mid Cap Value AlphaDEX Fund | After Taxes on Distributions and Sales | First Trust Mid Cap Value AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.29%
Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
First Trust Mid Cap Value AlphaDEX Fund | Standard and Poor's MidCap 400(R) Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.53%
Since Inception	rr_AverageAnnualReturnSinceInception	4.83%
First Trust Mid Cap Value AlphaDEX Fund | Defined Mid Cap Value Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.30%
Since Inception	rr_AverageAnnualReturnSinceInception	6.40%
First Trust Mid Cap Growth AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust Mid Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mid Cap Growth Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 156% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by S&P Dow Jones Indices LLC ("S&P" or an "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P MidCap 400(R) Growth Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2013, the Index was comprised of 134 stocks and the market capitalization range represented in the Index was $1.2 billion to $17.7 billion. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the sixth business day of the following month.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CONSUMER DISCRETIONARY COMPANIES RISK. The Fund invests in the securities of consumer discretionary companies, which manufacture products and provide discretionary services directly to the consumer. The success of these companies is tied closely to the performance of the overall domestic and international economies, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

GROWTH INVESTMENT STYLE RISK. Securities of growth companies may experience significant fluctuations in price in response to economic, political, regulatory, company specific, sector or market developments, changes in perceptions or interest rate changes.

INDEX CORRELATION RISK. You should anticipate that the value of Fund shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

MARKET CAPITALIZATION RISK. The Fund normally invests at least 90% of its assets in common stocks that comprise the Index. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. To determine the market capitalization range of such securities, the Fund uses the current range of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in security prices. Overall security values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

SMALLER COMPANY RISK. The Fund may invest in the securities of mid capitalization companies, which may be more vulnerable to adverse general market or economic developments. These securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year return of the Fund based on net asset value for the past year as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2012. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and a broad-based market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND--TOTAL RETURNS(1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	(1) The Fund's year-to-date return based on net asset value for the period 12/31/2012 to 9/30/2013 was 24.01%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the one-year period ended December 31, 2012, the Fund's highest and lowest calendar quarter returns were 10.57% and -6.22%, respectively, for the quarters ended March 31, 2012 and June 30, 2012. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2012
First Trust Mid Cap Growth AlphaDEX Fund | First Trust Mid Cap Growth AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	269
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	493
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,135
Annual Return 2012	rr_AnnualReturn2012	9.90%
1 Year	rr_AverageAnnualReturnYear01	9.90%
Since Inception	rr_AverageAnnualReturnSinceInception	1.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 19, 2011
First Trust Mid Cap Growth AlphaDEX Fund | After Taxes on Distributions | First Trust Mid Cap Growth AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.71%
Since Inception	rr_AverageAnnualReturnSinceInception	1.42%
First Trust Mid Cap Growth AlphaDEX Fund | After Taxes on Distributions and Sales | First Trust Mid Cap Growth AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.43%
Since Inception	rr_AverageAnnualReturnSinceInception	1.24%
First Trust Mid Cap Growth AlphaDEX Fund | Defined Mid Cap Growth Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.72%
Since Inception	rr_AverageAnnualReturnSinceInception	2.30%
First Trust Mid Cap Growth AlphaDEX Fund | Standard and Poor's MidCap 400(R) Growth Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.27%
Since Inception	rr_AverageAnnualReturnSinceInception	4.24%
First Trust Small Cap Value AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust Small Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Small Cap Value Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 104% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by S&P Dow Jones Indices LLC ("S&P" or an "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P SmallCap 600(R) Value Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2013, the Index was comprised of 258 stocks and the market capitalization range represented in the Index was $174 million to $3.3 billion. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the sixth business day of the following month.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

INDEX CORRELATION RISK. You should anticipate that the value of Fund shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

MARKET CAPITALIZATION RISK. The Fund normally invests at least 90% of its assets in common stocks that comprise the Index. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. To determine the market capitalization range of such securities, the Fund uses the current range of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range. Because the Fund invests in small capitalization companies, the Fund is more vulnerable to adverse general market or economic developments, may be less liquid, and may experience greater price volatility than larger, more established companies.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in security prices. Overall security values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

SMALLER COMPANY RISK. The Fund invests in the securities of small capitalization companies, which may be more vulnerable to adverse general market or economic developments. These securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

VALUE INVESTMENT STYLE RISK. Value companies may experience adverse business developments or may be subject to special risks that cause their securities to be out of favor, may never reach what may be their full value or may go down in price.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year return of the Fund based on net asset value for the past year as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2012. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and a broad-based market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND--TOTAL RETURNS(1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	(1) The Fund's year-to-date return based on net asset value for the period 12/31/2012 to 9/30/2013 was 28.74%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the one-year period ended December 31, 2012, the Fund's highest and lowest calendar quarter returns were 12.14% and -7.21%, respectively, for the quarters ended March 31, 2012 and June 30, 2012. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2012
First Trust Small Cap Value AlphaDEX Fund | First Trust Small Cap Value AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	269
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	493
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,135
Annual Return 2012	rr_AnnualReturn2012	16.63%
1 Year	rr_AverageAnnualReturnYear01	16.63%
Since Inception	rr_AverageAnnualReturnSinceInception	7.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 19, 2011
First Trust Small Cap Value AlphaDEX Fund | After Taxes on Distributions | First Trust Small Cap Value AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.16%
Since Inception	rr_AverageAnnualReturnSinceInception	7.39%
First Trust Small Cap Value AlphaDEX Fund | After Taxes on Distributions and Sales | First Trust Small Cap Value AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.80%
Since Inception	rr_AverageAnnualReturnSinceInception	6.39%
First Trust Small Cap Value AlphaDEX Fund | Defined Small Cap Value Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.59%
Since Inception	rr_AverageAnnualReturnSinceInception	8.57%
First Trust Small Cap Value AlphaDEX Fund | Standard and Poor's SmallCap 600(R) Growth Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.21%
Since Inception	rr_AverageAnnualReturnSinceInception	7.58%
First Trust Small Cap Growth AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust Small Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Small Cap Growth Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 147% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by S&P Dow Jones Indices LLC ("S&P" or an "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P SmallCap 600(R) Growth Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2013, the Index was comprised of 191 stocks and the market capitalization range represented in the Index was $178 million to $4.5 billion. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the sixth business day of the following month.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CONSUMER DISCRETIONARY COMPANIES RISK. The Fund invests in the securities of consumer discretionary companies, which manufacture products and provide discretionary services directly to the consumer. The success of these companies is tied closely to the performance of the overall domestic and international economies, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

GROWTH INVESTMENT STYLE RISK. Securities of growth companies may experience significant fluctuations in price in response to economic, political, regulatory, company specific, sector or market developments, changes in perceptions or interest rate changes.

INDEX CORRELATION RISK. You should anticipate that the value of Fund shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

MARKET CAPITALIZATION RISK. The Fund normally invests at least 90% of its assets in common stocks that comprise the Index. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. To determine the market capitalization range of such securities, the Fund uses the current range of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range. Because the Fund invests in small capitalization companies, the Fund is more vulnerable to adverse general market or economic developments, may be less liquid, and may experience greater price volatility than larger, more established companies.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in security prices. Overall security values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

SMALLER COMPANY RISK. The Fund invests in the securities of small capitalization companies, which may be more vulnerable to adverse general market or economic developments. These securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

TECHNOLOGY SECTOR RISK. The Fund invests in the securities of companies in the technology sector. General risks of technology companies include the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year return of the Fund based on net asset value for the past year as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2012. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and a broad-based market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND--TOTAL RETURNS(1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	(1) The Fund's year-to-date return based on net asset value for the period 12/31/2012 to 9/30/2013 was 28.99%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the one-year period ended December 31, 2012, the Fund's highest and lowest calendar quarter returns were 11.54% and -2.86%, respectively, for the quarters ended March 31, 2012 and June 30, 2012. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2012
First Trust Small Cap Growth AlphaDEX Fund | First Trust Small Cap Growth AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	269
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	493
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,135
Annual Return 2012	rr_AnnualReturn2012	13.07%
1 Year	rr_AverageAnnualReturnYear01	13.07%
Since Inception	rr_AverageAnnualReturnSinceInception	3.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 19, 2011
First Trust Small Cap Growth AlphaDEX Fund | After Taxes on Distributions | First Trust Small Cap Growth AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.89%
Since Inception	rr_AverageAnnualReturnSinceInception	3.86%
First Trust Small Cap Growth AlphaDEX Fund | After Taxes on Distributions and Sales | First Trust Small Cap Growth AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.50%
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%
First Trust Small Cap Growth AlphaDEX Fund | Standard and Poor's SmallCap 600(R) Growth Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.56%
Since Inception	rr_AverageAnnualReturnSinceInception	6.00%
First Trust Small Cap Growth AlphaDEX Fund | Defined Small Cap Growth Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.98%
Since Inception	rr_AverageAnnualReturnSinceInception	4.73%
First Trust Mega Cap AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust Mega Cap AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mega Cap Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 135% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by S&P Dow Jones Indices LLC ("S&P" or an "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P BMI US Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The securities of companies represented in the Index have market capitalizations that are consistent with the name of the Index. As of July 31, 2013, the Index was comprised of 50 stocks and the market capitalization range represented in the index was approximately $38.1 billion to $416.8 billion. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the sixth business day of the following month.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

FINANCIAL SERVICES SECTOR RISK. The Fund invests in the securities of companies in the financial services sector which may include banks, thrifts, brokerage firms, broker/dealers, investment banks, finance companies and companies involved in the insurance industry. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. In addition, the Fund may invest in companies that may be significantly affected by the downturn in the U.S. and world economies that began with the significant decline in the subprime mortgage lending market in the United States.

INDEX CORRELATION RISK. You should anticipate that the value of Fund shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

MARKET CAPITALIZATION RISK. The Fund normally invests at least 90% of its assets in common stocks that comprise the Index. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. To determine the market capitalization range of such securities, the Fund uses the current range of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in security prices. Overall security values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year return of the Fund based on net asset value for the past year as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2012. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and a broad-based market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST MEGA CAP ALPHADEX(R) FUND--TOTAL RETURNS(1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	(1) The Fund's year-to-date return based on net asset value for the period 12/31/2012 to 9/30/2013 was 21.33%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the one-year period ended December 31, 2012, the Fund's highest and lowest calendar quarter returns were 10.74% and -8.54%, respectively, for the quarters ended March 31, 2012 and June 30, 2012. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2012
First Trust Mega Cap AlphaDEX Fund | First Trust Mega Cap AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	269
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	493
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,135
Annual Return 2012	rr_AnnualReturn2012	8.32%
1 Year	rr_AverageAnnualReturnYear01	8.32%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.59%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2011
First Trust Mega Cap AlphaDEX Fund | After Taxes on Distributions | First Trust Mega Cap AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.80%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.01%)
First Trust Mega Cap AlphaDEX Fund | After Taxes on Distributions and Sales | First Trust Mega Cap AlphaDEX Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.40%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.75%)
First Trust Mega Cap AlphaDEX Fund | Defined Mega Cap Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.22%
Since Inception	rr_AverageAnnualReturnSinceInception	0.25%
First Trust Mega Cap AlphaDEX Fund | Standard and Poor's 100(R) Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.05%
Since Inception	rr_AverageAnnualReturnSinceInception	7.57%

[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees any time before November 30, 2014.
[2]	First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of its average daily net assets per year at least until November 30, 2014. Expenses borne by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.70% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after November 30, 2014 upon 60 days' written notice.
[3]	Pursuant to the Investment Management Agreement, First Trust will manage the investment of the Fund's assets and will be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees, pursuant to a 12b-1 plan, if any, and extraordinary expenses.